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Wilmington Enhanced Dividend Income Strategy Fund
PORTFOLIO OF INVESTMENTS
July 31, 2026 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS − 98.9%
COMMUNICATION SERVICES − 4.3%
DIVERSIFIED TELECOMMUNICATION SERVICES − 4.3%
AT&T, Inc.	50,052	$1,163,709
Verizon Communications, Inc.	63,494	2,972,154
		$4,135,863
MEDIA − 0.0%(1)
Omnicom Group, Inc.	1	79
TOTAL COMMUNICATION SERVICES		$4,135,942
CONSUMER DISCRETIONARY − 3.8%
HOTELS, RESTAURANTS & LEISURE − 2.6%
McDonald's Corp.	3,113	842,502
Starbucks Corp.	15,803	1,663,266
		$2,505,768
SPECIALTY RETAIL − 1.2%
Home Depot, Inc. (The)	3,559	1,181,445
TOTAL CONSUMER DISCRETIONARY		$3,687,213
CONSUMER STAPLES − 7.4%
BEVERAGES − 1.1%
PepsiCo., Inc.	7,312	1,020,463
CONSUMER STAPLES DISTRIBUTION & RETAIL − 1.8%
Target Corp.	12,170	1,758,443
HOUSEHOLD PRODUCTS − 1.1%
Procter & Gamble Co. (The)	7,114	1,027,902
PERSONAL CARE PRODUCTS − 1.5%
Unilever PLC, ADR	23,262	1,475,043
TOBACCO − 1.9%
Philip Morris International, Inc.	9,814	1,872,708
TOTAL CONSUMER STAPLES		$7,154,559
ENERGY − 9.6%
OIL, GAS & CONSUMABLE FUELS − 9.6%
Chevron Corp.	12,907	2,540,485
Enbridge, Inc.	28,362	1,544,594
ExxonMobil Holdings Corp.	13,101	2,036,419
Valero Energy Corp.	10,104	3,161,542
TOTAL ENERGY		$9,283,040
FINANCIALS − 23.7%
BANKS − 11.9%
Bank of America Corp.	74,585	4,620,541
JPMorgan Chase & Co.	15,430	5,428,119
Regions Financial Corp.	47,305	1,464,090
		$11,512,750
Description	Number of Shares	Value
CAPITAL MARKETS − 7.5%
Blackrock, Inc.	1,813	$1,976,877
CME Group, Inc.	5,105	1,367,068
Morgan Stanley	18,498	3,892,349
		$7,236,294
INSURANCE − 4.3%
MetLife, Inc.	22,083	2,122,839
Old Republic International Corp.	46,617	2,014,321
		$4,137,160
TOTAL FINANCIALS		$22,886,204
HEALTH CARE − 13.8%
BIOTECHNOLOGY − 2.6%
AbbVie, Inc.	10,107	2,536,251
HEALTH CARE EQUIPMENT & SUPPLIES − 1.7%
Medtronic PLC	19,381	1,654,944
HEALTH CARE PROVIDERS & SERVICES − 2.6%
UnitedHealth Group, Inc.	6,180	2,560,992
PHARMACEUTICALS − 6.9%
Johnson & Johnson	12,907	3,308,709
Pfizer, Inc.	85,871	2,147,634
Sanofi SA, ADR	27,580	1,188,146
		$6,644,489
TOTAL HEALTH CARE		$13,396,676
INDUSTRIALS − 11.0%
AEROSPACE & DEFENSE − 1.5%
Lockheed Martin Corp.	2,502	1,458,015
BUILDING PRODUCTS − 3.7%
Johnson Controls International PLC	24,288	3,562,078
GROUND TRANSPORTATION − 1.6%
Union Pacific Corp.	5,200	1,519,076
MACHINERY − 4.2%
Caterpillar, Inc.	2,943	2,397,986
PACCAR, Inc.	12,560	1,666,461
		$4,064,447
TOTAL INDUSTRIALS		$10,603,616
INFORMATION TECHNOLOGY − 14.5%
COMMUNICATIONS EQUIPMENT − 4.1%
Cisco Systems, Inc.	33,859	3,927,306
IT SERVICES − 1.9%
International Business Machines Corp.	8,143	1,821,182
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT − 8.5%
Broadcom, Inc.	8,832	3,438,121
QUALCOMM, Inc.	14,180	2,093,110
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Enhanced Dividend Income Strategy Fund (concluded)
Description	Number of Shares	Value
Texas Instruments, Inc.	9,863	$2,719,623
		$8,250,854
TOTAL INFORMATION TECHNOLOGY		$13,999,342
MATERIALS − 1.5%
CHEMICALS − 1.5%
Air Products & Chemicals, Inc.	4,758	1,403,086
TOTAL MATERIALS		$1,403,086
REAL ESTATE − 4.0%
HEALTH CARE REITS − 2.5%
Healthpeak Properties, Inc.	110,506	2,412,346
SPECIALIZED REITS − 1.5%
VICI Properties, Inc.	56,431	1,486,957
TOTAL REAL ESTATE		$3,899,303
UTILITIES − 5.3%
ELECTRIC UTILITIES − 5.3%
American Electric Power Co., Inc.	16,684	2,133,050
Description	Number of Shares	Value
Duke Energy Corp.	15,163	$1,901,895
NextEra Energy, Inc.	12,809	1,113,358
TOTAL UTILITIES		$5,148,303
TOTAL COMMON STOCKS (COST $58,442,457)		$95,597,284
MONEY MARKET FUND − 1.0%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%^	996,105	996,105
TOTAL MONEY MARKET FUND (COST $996,105)		$996,105
TOTAL INVESTMENTS − 99.9% (COST $59,438,562)		$96,593,389
OTHER ASSETS LESS LIABILITIES − 0.1%		130,865
TOTAL NET ASSETS − 100.0%		$96,724,254
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$95,597,284	$—	$—	$95,597,284
Money Market Fund	996,105	—	—	996,105
Total	$96,593,389	$—	$—	$96,593,389
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

^	7-Day net yield.
(1)	Represents less than 0.05%.

The following acronyms are used throughout this Portfolio of Investments:
ADR	American Depositary Receipt
PLC	Public Limited Company
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

July 31, 2026 (unaudited)